Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The purchase price allocation at the acquisition date was as follows:

Consideration:
Purchase price paid on June 1, 2022	$9,355
Fair value of deferred purchase price	4,616
Total consideration as of acquisition date	$13,971
Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents and restricted cash	$2,337
Trade accounts receivable	1,004
Intangible assets	7,868
Property, plant and equipment	769
Seller indemnification	7,956
Other assets	1,070
Total assets acquired	$21,004
Accounts payable and accrued expenses	$2,054
Travel accounts payable	6,861
Contingent liabilities	8,139
Deferred tax liabilities	2,212
Other liabilities	490
Total liabilities assumed	$19,756
Total net liabilities assumed	$(1,248)
Goodwill	$12,723
The final purchase price allocation at the acquisition date was as follows:

Consideration:
Fair value of purchase price payable on October 1, 2023	8,642
Fair value of contingent consideration payable on October 1, 2024	1,526
Total consideration as of acquisition date	$10,168
Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents	5,404
Restricted cash	2,763
Trade accounts receivable, net of credit expected loss	9,122
Related party receivable	2,337
Lease right-of-use assets	7,415
Property and equipment, net	8,836
Intangible assets, net	51,758
Deferred tax assets	12,851
Seller indemnification	11,814
Other assets and prepaid expenses	33,446
Total assets acquired	$145,746
Accounts payable and accrued expenses	7,948
Travel accounts payable	82,170
Related party payable	266
Short-term and long-term debt	10,618
Lease liabilities	7,955
Contingent liabilities	24,205
Deferred revenue	775
Taxes payable	36,059
Deferred tax liabilities	11,015
Promissory notes issued	13,928
Other liabilities	16,534
Total liabilities assumed	$211,473
Total net liabilities assumed	$65,727
Goodwill	$75,895
The following table presents the final purchase price allocation:

Consideration:
Fair value of purchase price	$977
Redeemable non-controlling interest:	$2,655
Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents	322
Restricted cash	4
Trade accounts receivable, net of credit expected loss	1,194
Lease right-of-use assets	177
Property and equipment, net	99
Intangible assets, net	743
Other assets and prepaid expenses	66
Total assets acquired	$2,605
Accounts payable and accrued expenses	1,721
Short-term debt	1,250
Lease liabilities	178
Contingent liabilities	19
Taxes payable	684
Deferred tax liabilities	253
Other liabilities	479
Total liabilities assumed	$4,584
Total net liabilities assumed	$1,979
Goodwill	$5,611

Summary of Intangible Assets Acquired	Intangible assets acquired consisted of the following:

	Amount	Estimated useful life (in years)
Trademarks and domains	$4,601	20
Developed technology	2,165	3
Customer relationships	800	1
Domains	302	20
Total intangible assets acquired	$7,868
Intangible assets acquired consisted of the following:

	Amount	Estimated useful life (in years)
Trademarks	$13,299	20
Domains	204	20
Developed technology	8,206	2.5
Licenses	634	1.3
Customer relationships	29,415	7
Total intangible assets acquired	$51,758

Business Acquisition, Pro Forma Information
The following table summarizes the revenue and net loss (including purchase accounting amortization and the impact of intercompany eliminations) of Viajanet included in our consolidated statements of operations for the year ended December 31, 2022 since June 1, 2022, the date of acquisition:

Period from the date of acquisition to December 31,2022
Revenue	$3,658
Net loss	$(3,968)

The following pro forma summary presents certain consolidated information as if the Viajanet Acquisition occurred on January 1, 2021:

	For the year ended December 31,
	2022	2021
Revenue	$541,949	$330,668
Net loss	$(77,975)	$(110,048)
The following table summarizes the revenue and net loss (including purchase accounting amortization and the impact of intercompany eliminations) of the Best Day Group included in our consolidated statements of operations for the year ended December 31, 2020 since October 1, 2020, the date of acquisition:

Period from the date of acquisition to December 31, 2020
Net revenue	$14,125
Net loss	$(14,983)
The pro forma effects of this acquisition would not materially impact our reported results for any period presented, and as a result no pro forma financial information is presented.

Period from the date of acquisition to December 31, 2020
Net revenue	$138
Net loss	$(1,786)